Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity and related information
Number of Options Outstanding, Beginning Balance	4,499,601	4,308,013	4,001,149
Number of Options, Granted	290,150	213,588	390,437
Number of Options, Exercised
Number of Options, Forfeited/Terminated/ Expired	(731,567)	(22,000)	(83,573)
Number of Options Outstanding, Ending Balance	4,058,184	4,499,601	4,308,013
Number of Options, Vested during 2012	227,975
Number of Options, Vested and exercisable at December 31, 2012	3,761,922
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.63	$ 4.73	$ 4.94
Weighted Average Exercise Price, Granted	$ 1.44	$ 2.61	$ 2.96
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Terminated/ Expired	$ 4.92	$ 3.46	$ 6.39
Weighted Average Exercise Price Outstanding, Ending Balance	$ 4.36	$ 4.63	$ 4.73
Weighted Average Exercise Price, Vested during 2012	$ 2.38
Weighted Average Exercise Price, Vested and exercisable at December 31, 2012	$ 4.54